OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Other Accounts Payable
OTHER ACCOUNTS PAYABLE

NOTE 11: OTHER ACCOUNTS PAYABLE

	December 31,
	2023	2022
Employee and payroll accruals	$2,065	$1,868
Accrued expenses	2,480	2,309
Institutions	153	—
Income tax payable	504	—
Liabilities to related parties (1)	57	80
Current maturities of lease liabilities	232	234

	$5,491	$4,491

(1)	current non-interest-bearing accounts.